Sale Abandonment of Assets (Details) - CAD ($)	Jan. 31, 2021	Jan. 31, 2020	Jan. 31, 2019	Jul. 31, 2018
Statement [Line Items]
Deposit	$ 0	$ 177,300
ROU asset	0	(3,251,638)	$ (1,735,346)	$ (1,974,759)
Lease liability	0	$ 4,702,292	$ 1,776,115	$ 1,906,403
Comprehensive loss [Member]
Statement [Line Items]
Deposit	(177,300)
Equipment	(469,695)
ROU asset	(3,066,586)
Lease liability	3,279,364
Other	2,707
Loss on disposal of assets	$ (431,510)